Provisions - Movements in Provisions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [Line Items]
Beginning balance	$ 399	$ 427	$ 415
Additional/(reversal of) provisions recognized	440	58	84
Used / forfeited during the year	(67)	(86)	(72)
Reclassification	50
Effect of foreign exchange differences	0	0	0
Ending balance	822	399	427
Employee benefits [Member]
Disclosure of other provisions [Line Items]
Beginning balance	65	63	57
Additional/(reversal of) provisions recognized	323	2	7
Used / forfeited during the year	(1)	0	(1)
Reclassification	0
Effect of foreign exchange differences	0	0	0
Ending balance	387	65	63
Warranties [Member]
Disclosure of other provisions [Line Items]
Beginning balance	235	213	182
Additional/(reversal of) provisions recognized	69	108	102
Used / forfeited during the year	(66)	(86)	(71)
Reclassification	0
Effect of foreign exchange differences	0	0	0
Ending balance	238	235	213
Onerous Contracts [Member]
Disclosure of other provisions [Line Items]
Beginning balance	95	147	171
Additional/(reversal of) provisions recognized	49	(52)	(24)
Used / forfeited during the year	0	0	0
Reclassification	50
Effect of foreign exchange differences	0	0	0
Ending balance	194	95	147
Others [Member]
Disclosure of other provisions [Line Items]
Beginning balance	4	4	5
Additional/(reversal of) provisions recognized	(1)	0	(1)
Used / forfeited during the year	0	0	0
Reclassification	0
Effect of foreign exchange differences	0	0	0
Ending balance	$ 3	$ 4	$ 4